Intellectual Property	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intellectual Property
Note 6 - Intellectual Property

Note 6 - Intellectual Property

On January 15, 2009, the Company entered into an “Exclusive Patent and Know-How License Agreement Including Transfer of Ownership” with the Energy and Environmental Research Center Foundation, a non-profit entity. Under the terms of the Agreement, the Company has been granted an exclusive license by the Energy and Environmental Research Center Foundation for the technology to develop, make, have made, use, sell, offer to sell, lease, and import the technology in any coal-fired combustion systems (power plant) worldwide and to develop and perform the technology in any coal-fired power plant in the world.

On April 24, 2017, the Company closed on the acquisition of all patent rights from the Energy and Environmental Research Center Foundation including all patents and patents pending, domestic and foreign, relating to the foregoing technology. A total of 42 domestic and foreign patents and patent applications were included in the acquisition. In accordance with the terms of the License Agreement, the patent rights were acquired for the purchase price of (i) $2,500,000 in cash, and (ii) 925,000 shares of common stock of which 628,998 shares were issued to the Energy and Environmental Research Center Foundation and 296,002 were issued to the inventors who had been designated by the Energy and Environmental Research Center Foundation. The shares issued were valued at $518,000 ($0.56 per share), representing the value as of the closing date.

License and patent costs capitalized as of June 30, 2021 and December 31, 2020 are as follows:

Amortization expense for the three months ended June 30, 2021 and 2020 was $51,150 and $61,066, respectively. Amortization expense for the six months ended June 30, 2021 and 2020 was $102,300 and $111,366, respectively. Estimated annual amortization for each of the next five years is $204,600.

Note 6 – Intellectual Property

On January 15, 2009, the Company entered into an “Exclusive Patent and Know-How License Agreement Including Transfer of Ownership” with the Energy and Environmental Research Center Foundation, a non-profit entity. Under the terms of the Agreement, the Company has been granted an exclusive license by the Energy and Environmental Research Center Foundation for the technology to develop, make, have made, use, sell, offer to sell, lease, and import the technology in any coal-fired combustion systems (power plant) worldwide and to develop and perform the technology in any coal-fired power plant in the world.

On April 24, 2017, the Company closed on the acquisition of all patent rights from the Energy and Environmental Research Center Foundation including all patents and patents pending, domestic and foreign, relating to the foregoing technology. A total of 42 domestic and foreign patents and patent applications were included in the acquisition. In accordance with the terms of the License Agreement, the patent rights were acquired for the purchase price of (i) $2,500,000 in cash, and (ii) 925,000 shares of common stock of which 628,998 shares were issued to the Energy and Environmental Research Center Foundation and 296,002 were issued to the inventors who had been designated by the Energy and Environmental Research Center Foundation. The shares issued were valued at $518,000 ($0.56 per share), representing the value as of the closing date.

License and patent costs capitalized as of December 31, 2020 and 2019 are as follows:

	December 31	December 31
	2020	2019

Patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(750,199)	(536,533)
License, net	$2,318,796	$2,532,462

Amortization expense for the years ended December 31, 2020 and 2019 was $213,666 and $201,200, respectively. Estimated annual amortization for each of the next five years is $204,600.